Other Receivables (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Receivables [Abstract]
Deposits to supermarkets	$ 181,999	$ 117,661	$ 79,419
Loan receivables	1,753,031	589,159
Travel advances to employees	32,314	21,785	22,648
Others	381	1,028	3,361
Other receivables, Gross	1,967,725	729,633	105,428
Less: allowance for doubtful accounts	(228,405)	(230,330)	(11,457)
Other receivables, Net	$ 1,739,320	$ 499,303	$ 93,971